Lease liabilities - Summary of movements in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of Leases [Line Items]
Lease liabilities at beginning of period	$ 3,116	$ 3,569
Current	1,439	1,471	$ 1,291	$ 1,247
Lease liabilities	333	1,645	2,278	$ 3,373
Additions	462	767	458
Disposals on Lease Liabilities	(706)	(414)	(577)
Interest on lease contracts (see Note 16)	321	479	571
Foreign exchange loss (gain)	87	36	(298)
Payments	(1,508)	(1,321)	(1,205)
Lease liabilities at end of period	1,772	3,116	3,569
Real-estate
Disclosure of Leases [Line Items]
Right-of-use assets at beginning of period	2,146	2,602	3,374
Additions	462	767	458
Depreciation expense	(1,201)	(1,223)	(1,230)
Disposals	(706)	(414)	(73)
Amortization disposals	(484)	(414)	(73)
Right-of-use assets at end of period	$ 1,185	$ 2,146	$ 2,602